General Information	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
General information

1. General information

Organization

Namib Minerals (“Namib”) was incorporated on May 27, 2024, and is domiciled in the Cayman Islands. Namib Minerals’ registered office address is Suite 210, 2nd Floor, Windward III, Regatta Office Park, Cayman Islands.

Namib Minerals, through its subsidiaries (collectively the “Group”), is principally engaged in mining for gold and other precious and critical metals.

Group - prior-period transactions

The Reorganization Transaction and the Business Combination were completed in prior periods and are described in full in Notes 1 and 4 to the Group’s audited consolidated financial statements for the year ended December 31, 2025. The effects of the Business Combination are reflected in the comparative results for the six months ended June 30, 2025, and are summarized in Note 4. The earnout liability and derivative liability (warrants) that arose from the Business Combination are disclosed in Notes 33 and 24, respectively.